PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets
	December 31, 2014	December 31, 2015

Receivables from third-party purchasers	$—	$16,510,091
Amount due from third parties	—	4,917,068
Advance to suppliers	—	2,475,752
Prepaid rental expenses and other deposits	—	865,219
Advance to employees	—	245,897
Prepaid professional service fee	227,110	34,002
Other current assets	—	233,405
	$227,110	$25,281,434